Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin 53212

August 13, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf
of AAM/Bahl & Gaynor Income Growth Fund
and AAM Select Income Fund (formerly “AAM/Cutwater Select
Income Fund”)

Ladies and gentlemen:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files to reflect AAM Select Income Fund (formerly “AAM/Cutwater Select Income Fund”) name change in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on August 5, 2015 (Accession No. 0001398344-15-004935). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

 /s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust